Schedule Of Available Funding Under Vehicle Programs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	$ 12,468
Debt under vehicle programs	8,116	7,337
Available Capacity	4,352
Debt Due To Rental Car Funding [Member]
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	9,130
Debt under vehicle programs	6,340	5,656
Available Capacity	2,790
Americas
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	1,072
Debt under vehicle programs	746	633
Available Capacity	326
International Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	1,763
Debt under vehicle programs	685	724
Available Capacity	1,078
International Capital Leases
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	472
Debt under vehicle programs	314	289
Available Capacity	158
Other
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	31
Debt under vehicle programs	31	35
Available Capacity	$ 0